GOODWILL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 1,450	$ 946
Projection period	10 years
Growth rate used to extrapolate cash flow projections	3.00%
Recoverable amount of asset or cash-generating unit	$ 5,202	4,980
Amount by which unit's recoverable amount exceeds its carrying amount	4,283	4,124
United Kingdom and Ireland
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	767	728
Germany
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	413	0
South Korea
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 201	$ 207
TCR
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate (percent)	5.90%	6.20%
Terminal capitalization rate, percent, assigned to key assumption for unit's recoverable amount to be equal to carrying amount	7.70%	8.00%
DR
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate (percent)	11.00%	10.30%
Discount rate, percent, assigned to key assumption for unit's recoverable amount to be equal to carrying amount	11.40%	11.00%
Long-Term Growth Rate
Disclosure of reconciliation of changes in goodwill [line items]
Long-term growth rate, percent, assigned to key assumption for unit's recoverable amount to be equal to carrying amount	(1.70%)	(2.00%)